9. Segment Data (Details) (September 30, 2019) - USD ($)	3 Months Ended		8 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Revenues	$ 6,041,541	$ 5,480,241	$ 0	$ 19,614,935	$ 15,199,296	$ 0
Loss from operations	3,817,603	6,416,798	130,159	10,416,151	22,599,480	823,779
Total assets	74,474,724		$ 139,460,078	74,474,724		65,246,937
Gaming and Entertainment
Revenues	4,137,091	4,426,935		14,022,841	12,347,616
Loss from operations	172,502	232,220		1,069,712	1,926,092
Total assets	37,398,491			37,398,491		37,315,493
E-Sports Member
Revenues	1,904,450	1,053,306		5,592,094	2,851,680
Loss from operations	2,984,047	6,184,578		8,685,384	20,673,388
Total assets	22,347,135			22,347,135		27,931,444
Corporate
Revenues	0	0		0	0
Loss from operations	661,054	$ 0		661,054	$ 0
Total assets	$ 14,729,098			$ 14,729,098		$ 0